Debt - Additional Information (Detail) $ in Thousands, € in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2017 MXN ($) CreditFacility	Dec. 31, 2016 MXN ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2017 EUR (€)
Disclosure of detailed information about borrowings [line items]
Weighted average cost of borrowed funds	4.30%	4.20%
Borrowings	$ 697,884,899	$ 707,801,403
Number of undrawn revolving syndicated facilities | CreditFacility	2
Top of range [member]
Disclosure of detailed information about borrowings [line items]
Consolidated ratio of debt to EBITDA	400.00%
Bottom of range [member]
Disclosure of detailed information about borrowings [line items]
Consolidated ratio of EBITDA to interest paid	250.00%
Hybrid Notes [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 49,148,975	$ 45,685,060
Borrowings, maturity	2073	2073
Hybrid Notes [member] | Euros [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 34,443,203	$ 31,614,659
Revolving Syndicated Credit Facility One [member]
Disclosure of detailed information about borrowings [line items]
Loan amount			$ 2,000
Borrowings, maturity	2021
Revolving Syndicated Credit Facility Two [member]
Disclosure of detailed information about borrowings [line items]
Loan amount			2,500
Borrowings, maturity	2019
Syndicated revolving credit facilities [member] | Telekom Austria [member] | Euros [member]
Disclosure of detailed information about borrowings [line items]
Loan amount			$ 1,000
Series One Hybrid Notes [member]
Disclosure of detailed information about borrowings [line items]
Loan amount | €				€ 1,450
Borrowings interest rate	5.125%		5.125%	5.125%
Capital securities beginning redemption period	2018
Borrowings, original currency	Euros
Series Two Hybrid Notes [member]
Disclosure of detailed information about borrowings [line items]
Loan amount | €				€ 1,450
Borrowings interest rate	6.375%		6.375%	6.375%
Capital securities beginning redemption period	2023
Borrowings, original currency	Euros
Series Three Hybrid Notes [member]
Disclosure of detailed information about borrowings [line items]
Loan amount			$ 550
Borrowings interest rate	6.375%		6.375%	6.375%
Capital securities beginning redemption period	2020
Borrowings, original currency	Sterling pounds
Hybrid Notes [member]
Disclosure of detailed information about borrowings [line items]
Percentage of leverage for equity credit	50.00%	50.00%
Senior Notes 1 [member] | Euros [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 263,998,076	$ 270,240,624
Lines of credit [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 31,364,000	33,999,000
Lines of credit [member] | Euros [member]
Disclosure of detailed information about borrowings [line items]
Borrowings		$ 491,144
Borrowings, maturity		2018
Borrowings interest rate		3.525%
Mexico [member]
Disclosure of detailed information about borrowings [line items]
Commissions or the reimbursements for Mexican tax withholdings	4.90%	4.90%
Domestic Senior Notes [member] | Senior Notes 1 [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 40,255,000	$ 21,044,000